SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Explanation of changes in applicable tax rates	limited to 30% of the taxable income, applying the rate of 15% plus an additional 10% for the IRPJ and 9% for the CSLL
Weighted average cost of capital	9.30%	9.80%